Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and due from banks		$ 15,675	$ 18,661
Federal funds sold		0	46
Other interest-bearing deposits		77,775	65,013
Cash and cash equivalents		93,450	83,720
Certificates of deposit in other banks		0	2,955
Available-for-sale debt securities, at fair value		188,742	250,747
Other investments		6,300	6,353
Total investment securities		195,042	257,100
Loans held for investment		1,539,147	1,521,252
Allowance for credit losses	[1]	(23,744)	(15,588)
Net loans		1,515,403	1,505,664
Loans held for sale, at lower of cost or fair value		3,884	591
Premises and equipment - net		32,047	32,856
Mortgage servicing rights, at fair value		1,738	2,899
Other real estate owned - net		1,744	8,795
Accrued interest receivable		8,661	7,953
Cash surrender value - life insurance		2,624	2,567
Other assets	[1]	20,757	18,440
Total assets		1,875,350	1,923,540
Deposits
Non-interest-bearing demand		402,241	453,443
Savings, interest checking and money market		846,452	923,602
Time deposits $250,000 and over		108,147	94,859
Other time deposits		214,004	160,175
Total deposits		1,570,844	1,632,079
Federal funds purchased and securities sold under agreements to repurchase		0	5,187
Federal Home Loan Bank advances and other borrowings		107,000	98,000
Subordinated notes		49,486	49,486
Operating lease liabilities		1,213	1,533
Accrued interest payable		1,772	902
Liability for unfunded commitments	[1]	947	0
Other liabilities		8,003	8,942
Total liabilities		1,739,265	1,796,129
Stockholders’ equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 7,554,893 and 7,284,151 shares, respectively		7,555	7,284
Surplus		76,818	71,042
Retained earnings		76,464	91,789
Accumulated other comprehensive loss, net of tax		(13,762)	(31,714)
Treasury stock; 515,570 shares at cost		(10,990)	(10,990)
Total stockholders’ equity		136,085	127,411
Total liabilities and stockholders’ equity		$ 1,875,350	$ 1,923,540

[1]	December 31, 2023 amounts include the impacts of the January 1, 2023 adoption of ASU 2016-13. See Note 2 for details.